Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation
Schedule of taxation charge attributable to the group

	2025	2024	2023
	$ million	$ million	$ million
Current taxation:
UK corporation tax at 25.0% (2024: 25.0%; 2023: 23.5%)	23	13	15
Overseas tax	147	182	165
Current income tax charge	170	195	180
Adjustments in respect of prior periods	(41)	(37)	(45)
Total current taxation	129	158	135
Deferred taxation:
Origination and reversal of temporary differences	10	(79)	(116)
Changes in tax rates	(1)	–	(2)
Adjustments to estimated amounts arising in prior periods	16	7	10
Total deferred taxation	25	(72)	(108)
Total taxation as per the income statement	154	86	27
Taxation in other comprehensive income	(4)	6	(18)
Taxation in equity	(4)	1	–
Taxation charge attributable to the Group	146	93	9

Schedule of reconciliation of expected tax charge at the UK statutory rate with the actual tax charge

	2025	2024	2023
	$ million	$ million	$ million
Profit before taxation	779	498	290
Expected taxation at UK statutory rate of 25.0% (2024: 25.0%, 2023: 23.5%)	195	125	68
Differences in overseas taxation rates[1]	(30)	(33)	(24)
Innovation reliefs[2]	(9)	(10)	(7)
Recognition of previously unrecognised temporary differences[3]	(10)	(8)	(14)
Expenses not deductible for tax purposes[4]	24	32	38
Pillar Two top up taxes[5]	8	8	–
Change in tax rates	(2)	–	(2)
Withholding tax	3	2	3
Adjustments in respect of prior years[6]	(25)	(30)	(35)
Total taxation charge as per the income statement	154	86	27

1	Difference between profits taxed at UK tax rate and countries with a lower tax rate, partially offset by profits taxed in countries with a higher tax rate than the UK.
2	Innovation incentives relating to R&D expenditure and income arising from UK patents.
3	Deferred tax credit arising from reassessment of deferred tax asset recoverability using latest forecasts.
4	In 2025, this includes a $13m impact relating to non-tax deductible acquisition related costs, and other permanent differences where items are deductible for accounting but not tax purposes (2024: $16m impact of non-tax deductible impairment on UK owned investments, 2023: $7m impact of non-tax deductible impairment on UK owned investments).
5	Additional taxes arising from the implementation of Pillar Two legislation (see above) which was effective from 1 January 2024.
6	The adjustments in respect of prior years are explained on page 224.

Schedule of movements in the main components of deferred tax assets and liabilities

					Inventory,
	Accelerated		Retirement	Losses	provisions
	tax		benefit	and other	and other
	depreciation	Intangibles	obligations	tax credits	differences	Total
	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2023	(91)	(138)	(6)	198	302	265
Exchange adjustment	–	–	–	(1)	(7)	(8)
Movement in income statement – current year	7	22	4	32	14	79
Movement in income statement – prior years	(11)	–	–	–	4	(7)
Movement in other comprehensive income	–	–	(1)	–	(5)	(6)
Movement in equity	–	–	–	–	(1)	(1)
Acquisitions	–	(19)	–	16	–	(3)
At 31 December 2024	(95)	(135)	(3)	245	307	319
Exchange adjustment	(2)	–	(1)	5	3	5
Movement in income statement – current year	(18)	18	(1)	(4)	(5)	(10)
Movement in income statement – prior years	(16)	17	–	(7)	(10)	(16)
Movement in other comprehensive income	–	–	–	–	4	4
Changes in tax rate	–	–	(1)	–	2	1
Movement in equity	–	–	–	–	4	4
At 31 December 2025	(131)	(100)	(6)	239	305	307

Represented by:

	2025	2024
	$ million	$ million
Deferred tax assets	347	350
Deferred tax liabilities	(40)	(31)
Net position at 31 December	307	319